Contract Assets, Net and Contract Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Contract Liabilities [Abstract]
Schedule of Allowance for Expected Credit Loss	Contract assets is presented net of allowance for expected credit losses:
	March 31,
	2025	2024
Contract assets, gross	$197,435	$-
Less: allowance for expected credit loss	(270)	-
Total	$197,165	$-

Schedule of Contract Assets	The movement of contract assets, gross is as follows:
	March 31,
	2025	2024
Balance at beginning of the year	$-	$-
Additions	197,435	-
Total	$197,435	$-

Schedule of Allowance for Expected Credit Loss	The movement of allowances for expected credit loss is as follow:
	March 31,
	2025	2024
Balance at beginning of the year	$-	$-
Provision	(270)	-
Ending balance	$(270)	$-

Schedule of Contract Liabilities

Contract liabilities consist of the following:

	March 31,
	2025	2024
Balance at beginning of the year	$196,515	$1,265,230
Additions	200,911	67,308
Recognized to revenue during the year	(196,515)	(1,136,023)
Ending balance	$200,911	$196,515